Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Reconciliation the Contingent Earn-out Obligations Using Significant Unobservable Inputs

The table below presents a reconciliation of the fair value of the Company’s contingent earn-out obligations that use significant unobservable inputs (Level 3).

Fair value earn-out liability from acquisition of PVBJ Inc.	$175,318
Adjustments to fair value	15,418
Balance sheet as of December 31, 2018	190,736
Payments	-
Adjustments to fair value	18,463
Balance as of December 31, 2019	$209,199

Schedule of Potential Antidilutive Computation of Basic and Diluted Net Loss Per Share

Dilutive securities for the periods presented are as follows:

	Three Months Ended		Six Months Ended
	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2018

Options to purchase common stock	0	21,250	0	21,250
Convertible debt	0	55,000	0	55,000
Totals	0	76,250	0	76,250

Dilutive securities for the periods presented are as follows:
	December 31, 2019	December 31, 2018

Options to purchase common stock	34,925	47,750
Convertible debt	55,000	40,000
Totals	89,925	87,750